LONG-TERM PREPAID EXPENSES, NET (Tables)	12 Months Ended
Sep. 30, 2025
LONG-TERM PREPAID EXPENSES, NET
Schedule of long-term prepaid expenses, net

2025
Marketing expenses (i)	$500,000
Service cost (ii)	2,497,939
Subtotal	2,997,939
Less: accumulated amortization	(326,274)
Long-term prepaid expenses, net	$2,671,665

(i)A service provider signed a contract with the Company to provide comprehensive brand consulting services, including formulating brand strategic plans (covering vision, mission, core values, etc.), defining brand positioning based on research and competitor analysis, developing brand communication strategies (channels, content, activities), guiding the establishment of scientific brand management & maintenance systems (asset protection, crisis handling, performance evaluation), and offering supporting value-added services such as market research, competitor analysis and brand training. As the marketing work will be conducted by a service provider until December 31, 2026, by which date the Company can benefit from the service, the Company recognizes it as a long-term prepaid expense. The total contractual consideration amounts to $500,000, and the associated cost will be amortized on a straight-line basis over the 24-month service term.

(ii)This service cost represents the prepayment made to the service provider for AI computing hardware and network-related services. The service provider offers remote CPU, GPU and Cloud accessing for AI or high-speed computing purpose. As the service work will be conducted by a service provider until July 31, 2028, by which date the Company can benefit from the service, the Company recognizes it as a long-term prepaid expense. The total contractual consideration amounts to $2,497,939, and the associated cost will be amortized on a straight-line basis over the 36-month service term.